LOANS PAYABLE (Details Narrative)					9 Months Ended	12 Months Ended
	Sep. 27, 2022 USD ($)	Sep. 27, 2022 CAD ($)	Apr. 07, 2021 USD ($)	May 05, 2020 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Apr. 07, 2021 CAD ($)	May 05, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Due to related party								$ 311,774
Interest expense on borrowings					$ 3,315	4,838	$ 1,782
Loan payable					27,144		17,580	$ 2,336,222
Canada emergency business account [member]
IfrsStatementLineItems [Line Items]
Due to related party			$ 14,253	$ 28,506							$ 20,000	$ 40,000
Description of loans repayment			The additional loan is non-interest bearing and eligible for CAD$10,000 ($7,704) forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.	The loan is non-interest bearing and eligible for CAD$10,000 ($7,127) forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
Amount of loans forgiveness			$ 7,704						$ 7,127	$ 10,000	10,000
Government grants			7,704	$ 7,127	$ 8,763		$ 14,139				$ 10,000	$ 10,000
Initial fair value of loan			$ 7,703	$ 20,160
Interest rate			15.00%	15.00%							15.00%	15.00%
Repayments of loans	$ 21,902	$ 30,000
Additional borrowing [member]
IfrsStatementLineItems [Line Items]
Amount of loans forgiveness										$ 10,000
Repayments of loans	$ 7,301	$ 10,000